INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Allocation of Income Tax Expense between Current and Deferred Portions

Allocation of income tax expense between current and deferred portions consists of the following for:

	December 31,
	2014	2013
	(dollars in thousands)
Current
Federal income tax	$3,122	$3,325
State income tax	831	883

Total current	3,953	4,208
Deferred income tax expense (benefit)	731	(68)

Total	$4,684	$4,140

Reconciliation of Statutory Federal Tax Rate to Effective Tax Rate

The reasons for the difference between income tax expense and the amount computed by applying the statutory tax rates to income before taxes are as follows:

	December 31,
	2014	2013
	(dollars in thousands)
Statutory federal tax rate	34%	34%

Income tax at statutory federal rate	$4,384	$3,792
Increase (reduction) resulting from:
State income taxes, net of federal income tax benefit	662	583
Tax exempt interest	(174)	(217)
Increase in cash surrender value	(97)	(101)
Other	(91)	83

Income tax expense	$4,684	$4,140

Effective tax rate	36%	37%

Components of Net Deferred Tax Asset

The components of the net deferred tax asset are as follows:

	December 31,
	2014	2013
	(dollars in thousands)
Deferred tax assets:
Management salary continuation accrued	$724	$647
Allowance for loan losses	4,172	3,781
Deferred compensation	302	384
Interest on nonaccrual loans	104	42
Other real estate owned	711	1,804
Available for sale investment securities	—	20
Other	285	161

Total deferred tax assets	6,298	6,839
Deferred tax liabilities:
Loan servicing rights	3,048	2,962
Depreciation and amortization	446	268
FHLB stock dividend	106	106
Available for sale investment securities	250	—
Other	127	180

Total deferred tax liabilities	3,977	3,516

Net deferred tax asset	$2,321	$3,323